Employee share scheme reserve - Summary of exercise price of the options (Details)		1 Months Ended	12 Months Ended
	Jan. 25, 2023	Jan. 31, 2023 shares Options $ / shares	Dec. 31, 2024 shares Options $ / shares	Dec. 31, 2023 shares Options $ / shares	Dec. 31, 2022 shares Options $ / shares	Dec. 31, 2021 shares $ / shares
Employee share scheme reserve
Balance Beginning Number of options | Options		434,203	106,304	434,203
Balance Ending Number of options | Options			246,303	106,304	434,203
Share split ratio	0.04	0.04
Share Option
Employee share scheme reserve
Beginning balance - Average exercise price per share option | $ / shares		$ 3.554	$ 40.33	$ 3.554	$ 1.609
Reverse stock split effect - Average exercise price per share option | $ / shares				88.86
Granted during the year - Average exercise price per share option | $ / shares			0.01	162.5	6.71
Exercised during the year - Average exercise price per share option | $ / shares				0.001	0.001
Forfeited during the year - Average exercise price per share option | $ / shares				162.3	3.948
Ending balance - Average exercise price per share option | $ / shares			18.77	40.33	3.554	$ 1.609
Reflecting reverse stock split - Average exercise price per share option | $ / shares				40.33	88.86
Vested and exercisable - Average exercise price per share option | $ / shares			$ 36.61	$ 38.79	$ 1.364
Balance Beginning Number of options | shares		10,866,324	106,304	10,866,324	8,514,500
Reverse stock split effect Number of options | shares				434,203
Granted during the year Number of options | shares			140,000	2,728	5,324,390
Exercised during the year Number of options | shares				(116,629)	(986,733)
Forfeited during the year Number of options | shares				(213,998)	(1,985,833)
Balance Ending Number of options | shares			246,304	106,304	10,866,324	8,514,500
Reflecting reverse share split - Number of options | shares				106,304	434,203
Vested and exercisable - Number of options | shares			126,304	105,529	3,780,424
Share split ratio				0.04	0.04	0.04